Income taxes (Tables)	9 Months Ended
Sep. 30, 2018
Income taxes
Schedule of income tax expense

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Current income tax expense (recovery)	$18.1	(1.3)	$30.9	14.2
Deferred income tax (recovery) expense	(4.3)	4.2	7.5	10.2
	$13.8	$2.9	$38.4	$24.4